Investments (Evaluation of Available-For-Sale Securities for OTTI and Evaluating Temporarily Impaired AFS Securities - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Equity securities available-for-sale with gross unrealized loss of equal to or greater than stated percentage	20.00%
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss) before Taxes	$ (436)
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	711	275
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	165	239
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss) before Taxes	(5)
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	28	23
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	7	22
Non-redeemable preferred stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	7	22
Twenty Percent Or More [Member] | Six months or greater [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	61
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	18
Twenty Percent Or More [Member] | Six months or greater [Member] | Debt Securities [Member] | External Credit Rating, Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	41
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	13
Percentage of gross unrealized loss	67.00%
Twenty Percent Or More [Member] | Six months or greater [Member] | Debt Securities [Member] | External Credit Rating, Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	20
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	5
Percentage of gross unrealized loss	33.00%
Twenty Percent Or More [Member] | Twelve months or greater [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	2
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	$ 5
Twenty Percent Or More [Member] | Twelve months or greater [Member] | Non-redeemable preferred stock [Member] | Aaa/Aa [Member] | Banks, Trust and Insurance, Equities [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of gross unrealized loss	40.00%